Real Estate Acquisitions and Dispositions (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Real Estate Investments, Net [Abstract]
Schedule of Real Estate Acquisition
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206
The allocation of the purchase price is based on management’s assessment, which requires a significant amount of judgment and represents management’s best estimate of the fair value as of the acquisition date.
The following table summarizes our real estate acquisitions during the six months ended June 30, 2019 and 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Leased % of Rentable Square Feet at Acquisition
Murray Landing Outparcel	Columbia, SC	N/A	5/16/2019	$295	N/A
Naperville Crossings	Naperville, IL	ALDI	4/26/2019	49,585	88.0%
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	8,423	71.3%

The following table summarizes our real estate assets acquired during the year ended December 31, 2018 (excluding properties related to the Merger; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,423		71.3%
Sierra Vista Plaza	Murrieta, CA	Stater Brothers(1)	9/28/2018	22,151		81.0%
Wheat Ridge Marketplace	Wheat Ridge, CO	Safeway	10/3/2018	18,684	(2)	90.1%
Atlantic Plaza	North Reading, MA	Stop & Shop	11/9/2018	27,250		95.9%
Cinco Ranch at Market Center	Katy, TX	Target(1)	12/12/2018	21,359		96.0%

(1)	Stater Brothers and Target are in a portion of the shopping centers that we do not own.

(2)	The purchase price includes the fair value of debt assumed as part of the acquisition.
During the year ended December 31, 2017, we acquired the following real estate assets (excluding properties related to the PELP transaction; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Atwater Marketplace	Atwater, CA	Save Mart	2/10/2017	$15,047		94.6%
Rocky Ridge Station	Roseville, CA	Sprouts	4/18/2017	37,269	(1)	96.3%
Greentree Station	Racine, WI	Pick ‘n Save	5/5/2017	12,330		90.3%
Titusville Station	Titusville, FL	Publix	6/15/2017	13,830		71.7%
Sierra Station	Corona, CA	Ralph’s	6/20/2017	29,175	(1)	94.0%
Hoffman Village Station	Hoffman Estates, IL	Mariano’s	9/5/2017	34,923		93.1%
Winter Springs(2)	Winter Springs, FL	Publix	10/20/2017	24,976		91.9%
Flynn Crossing(2)	Alpharetta, GA	Publix	10/26/2017	23,806		96.4%

(1)	The purchase price includes the fair value of debt assumed as part of the acquisition.

(2)	These properties were contributed or sold to the GRP I joint venture in November 2018.
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash and cash equivalents	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities assumed	97,451
Net assets acquired	$974,790

Schedule of Acquired Intangible Leases
The fair value and weighted-average useful life at acquisition for lease intangibles acquired as part of the above acquisitions are as follows (dollars in thousands, weighted-average useful life in years):

	Six Months Ended
	June 30, 2019		June 30, 2018
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
In-place lease assets	$4,736	11	$946	6
Above-market lease assets	825	8	74	3
Below-market lease liabilities	(2,097)	16	(457)	16

The fair value at acquisition and weighted-average useful life for in-place, above-market, and below-market lease intangibles acquired as part of the transactions above during the years ended December 31, 2018 and 2017, are as follows (dollars in thousands, weighted-average useful life in years):

	2018		2017
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
In-place leases	$9,239	8	$17,740	13
Above-market leases	1,045	9	1,314	6
Below-market leases	(2,736)	15	(5,736)	18

Schedule of Real Estate Dispositions
The following table summarizes our property sales activity (dollars in thousands):

	Six Months Ended
	June 30,
	2019	2018
Number of properties sold	6	2
Number of outparcels sold	1	—
Proceeds from sale of real estate	$47,857	$13,300
Gain on sale of properties, net(1)	6,627	985

(1)	The gain on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain on Disposal of Property, Net on the consolidated statements of operations.

Subsequent to December 31, 2018, we sold the following real estate assets, which were classified as held for sale as of December 31, 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Square Footage	Disposition Date	Sale Price	(Loss) Gain
Eastland Station	Evansville, IN	Gabe’s	150,772	1/19/2019	$9,300	$(97)
Lovejoy Village Station	Jonesboro, GA	Kroger	84,711	2/14/2019	9,125	1,189
Dispositions—The following table summarizes our real estate disposition activity, excluding properties contributed or sold to GRP I, for the years ended December 31, 2018 and 2017 (dollars in thousands):

	2018	2017
Number of properties sold	8	1
Gross proceeds on sale of properties	$82,145	$6,486
Gain on sale of properties, net	16,757	1,760

Schedule of Real Estate Held-for-sale
A summary of assets and liabilities for the properties held for sale as of June 30, 2019 and December 31, 2018, is below (in thousands):

	June 30, 2019	December 31, 2018
ASSETS
Total investment in real estate assets, net	$15,555	$16,889
Other assets, net	322	475
Total assets	$15,877	$17,364
LIABILITIES
Below-market lease liabilities, net	$117	$208
Accounts payable and other liabilities	185	388
Total liabilities	$302	$596

Property Held for Sale—As of December 31, 2018, two properties were classified as held for sale, as they were under contract to sell, with no substantive contingencies, and the prospective buyers had significant funds at risk. Both properties were disposed of subsequent to December 31, 2018. A summary of assets and liabilities for the properties held for sale as of December 31, 2018, is below (in thousands):

2018
ASSETS
Total investment in real estate assets, net	$16,889
Other assets, net	475
Total assets	$17,364
LIABILITIES
Below-market lease liabilities, net	$208
Accounts payable and other liabilities	388
Total liabilities	$596